Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Trade receivables
Trade receivables	€ 59.7	€ 43.5	€ 18.6
Cost
Trade receivables
Trade receivables	€ 59.7	€ 43.5	€ 18.6